Pension Plans (Tables)	12 Months Ended
Mar. 31, 2014
Funded Status of Defined Benefit Pension Plans

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2013 and 2014 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2013	2014	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of year	¥59,261	¥64,112	¥4,458	¥5,368
Service cost	3,173	3,305	41	1,654
Interest cost	1,063	1,128	189	1,684
Actuarial loss (gain)	(221)	1,956	236	(1,215)
Foreign currency exchange rate change	0	0	656	3,848
Benefits paid	(2,281)	(2,423)	(212)	(1,203)
Business combinations	3,117	15,649	0	59,048
Plan amendments	0	(743)	0	(344)

Benefit obligation at end of year	64,112	82,984	5,368	68,840

Change in plan assets:
Fair value of plan assets at beginning of year	82,905	93,144	3,040	3,825
Actual return on plan assets	8,919	5,736	370	3,783
Employer contribution	2,502	2,717	89	1,929
Benefits paid	(2,187)	(2,324)	(150)	(976)
Business combinations	1,005	5,711	0	50,001
Foreign currency exchange rate change	0	0	476	3,480

Fair value of plan assets at end of year	93,144	104,984	3,825	62,042

The funded status of the plans	¥29,032	¥22,000	¥(1,543)	¥(6,798)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in prepaid expenses	¥32,005	¥34,910	¥0	¥9
Accrued benefit liability included in accrued expenses	(2,973)	(12,910)	(1,543)	(6,807)

Net amount recognized	¥29,032	¥22,000	¥(1,543)	¥(6,798)

Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2013 and 2014 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2013	2014	2013	2014
Net prior service credit	¥6,530	¥6,014	¥0	¥361
Net actuarial gain (loss)	(20,738)	(18,088)	(1,785)	695
Net transition obligation	(247)	(194)	(25)	(22)

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(14,455)	¥(12,268)	¥(1,810)	¥1,034

Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for fiscal 2012, 2013 and 2014 consists of the following:

	Millions of yen
	2012	2013	2014
Japanese plans:
Service cost	¥3,015	¥3,173	¥3,305
Interest cost	1,140	1,063	1,128
Expected return on plan assets	(1,823)	(1,826)	(2,034)
Amortization of transition obligation	53	53	53
Amortization of net actuarial loss	1,175	1,447	777
Amortization of prior service credit	(1,193)	(1,168)	(1,259)

Net periodic pension cost	¥2,367	¥2,742	¥1,970

Overseas plans:
Service cost	¥34	¥41	¥1,654
Interest cost	199	189	1,684
Expected return on plan assets	(196)	(223)	(2,389)
Amortization of transition obligation	3	3	3
Amortization of net actuarial loss	43	49	60
Amortization of prior service credit	0	0	(3)

Net periodic pension cost	¥83	¥59	¥1,009

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2012, 2013 and 2014 are summarized as follows:

	Millions of yen
	2012	2013	2014
Japanese plans:
Current year actuarial gain (loss)	¥(5,029)	¥7,401	¥1,873
Amortization of net actuarial loss	1,175	1,447	777
Prior service credit due to amendments	7	0	743
Amortization of prior service credit	(1,193)	(1,168)	(1,259)
Amortization of transition obligation	53	53	53
Plan curtailments and settlements	18	0	0

Total recognized in other comprehensive income (loss), pre-tax	¥(4,969)	¥7,733	¥2,187

Overseas plans:
Current year actuarial gain (loss)	¥(115)	¥(89)	¥2,447
Amortization of net actuarial loss	43	49	60
Prior service credit due to amendments	0	0	344
Amortization of prior service credit	0	0	(3)
Amortization of transition obligation	3	3	3
Foreign currency exchange rate change	19	(213)	(7)

Total recognized in other comprehensive income (loss), pre-tax	¥(50)	¥(250)	¥2,844

Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts

Significant assumptions of Japanese pension plans and overseas plans pension plans used to determine these amounts are as follows:

Japanese plans	2012	2013	2014
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.8%	1.8%	1.4%
Rate of increase in compensation levels	6.1%	6.0%	5.1%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.1%	1.8%	1.8%
Rate of increase in compensation levels	6.1%	6.1%	6.0%
Expected long-term rate of return on plan assets	2.2%	2.2%	2.2%

Overseas plans	2012	2013	2014
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	4.5%	4.3%	3.5%
Rate of increase in compensation levels	0.7%	0.6%	2.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	5.5%	4.5%	4.3%
Rate of increase in compensation levels	0.8%	0.7%	0.6%
Expected long-term rate of return on plan assets	7.2%	7.2%	5.6%

Benefits Expected to be Paid

At March 31, 2014, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
	Japanese plans	Overseas plans
2015	¥1,900	¥1,492
2016	1,716	1,379
2017	1,827	1,386
2018	1,897	1,394
2019	1,891	1,430
2020-2024	12,339	8,360

Total	¥21,570	¥15,441

Domestic Pension Plans Of Foreign Entity Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of Japanese pension plan assets at March 31, 2013 and 2014, by asset category, are as follows:

	Millions of yen
	March 31, 2013
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥12,458	¥0	¥12,458	¥0
Other than Japan
Pooled funds*2	14,613	0	14,613	0
Debt securities:
Japan
Pooled funds*3	26,208	0	26,208	0
Other than Japan
Pooled funds*4	14,641	0	14,641	0
Other assets:
Life insurance company general accounts*5	17,703	0	17,703	0
Others*6	7,521	0	7,521	0

	¥93,144	¥0	¥93,144	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥12 million and units of ORIX JREIT Inc. in the amounts of ¥179 million at March 31, 2013.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥107 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥41 million at March 31, 2013.
*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2014
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥14,981	¥0	¥14,981	¥0
Other than Japan
Pooled funds*2	18,430	0	18,430	0
Debt securities:
Japan
Pooled funds*3	28,931	0	28,931	0
Other than Japan
Pooled funds*4	16,702	0	16,702	0
Other assets:
Life insurance company general accounts*5	17,860	0	17,860	0
Others*6	8,080	0	8,080	0

	¥104,984	¥0	¥104,984	¥0

*1	These funds invest in listing shares include shares of ORIX Corporation in the amounts of ¥25 million and units of ORIX JREIT Inc. in the amounts of ¥181 million at March 31, 2014.
*2	These funds invest in listing shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥46 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥20 million at March 31, 2014.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

Overseas Pension Plans Defined Benefit
Fair Value of Pension Plan Assets by Asset Category

The fair value of overseas pension plan assets at March 31, 2013 and 2014, by asset category, are as follows:

	Millions of yen
	March 31, 2013
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Pooled funds*1	¥57	¥0	¥57	¥0
Debt securities:
Other than Japan
Municipal bonds	3,332	0	3,332	0
Other assets:
Life insurance company general accounts*2	177	0	177	0
Others*3	259	0	259	0

	¥3,825	¥0	¥3,825	¥0

*1	These funds invest in listing shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

	Millions of yen
	March 31, 2014
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares*1	¥24,420	¥24,420	¥0	¥0
Pooled funds*1	59	0	59	0
Debt securities:
Other than Japan
Government bonds	15,317	15,317	0	0
Municipal bonds	5,399	1,779	3,620	0
Corporate bonds	15,844	15,844	0	0
Other assets:
Life insurance company general accounts*2	161	0	161	0
Others*3	842	0	842	0

	¥62,042	¥57,360	¥4,682	¥0

*1	These shares and funds invest in listing shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.